DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Aug. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule Of Derivative Financial Instruments
	For the Years Ended
	August 31, 2022	August 31, 2021
Embedded derivatives	$-	$(995,510)
Warrant derivatives	-	(1,142,270)
Day-one derivative loss	-	(101,161)
Total	$-	$(2,238,941)

Schedule Of Embedded Derivative
Inception Dates
Quoted market price on valuation date	$0.018 - $0.025
Effective contractual conversion rates	$0.05
Contractual term to maturity	3 years
Market volatility:
Volatility	228.26% - 400.44%
Risk-adjusted interest rate	1.62%

Schedule Of embedded derivatives and changes in fair value
	Year Ended	Year Ended
	August 31, 2022	August 31, 2021
Balances at beginning of period	$-	$24,347
Issuances:
Embedded derivatives	-	96,667
Warrant derivatives	-	54,494
Conversions	-	(1,116,524)
Warrant exercise	-	(1,196,764)
Changes in fair value inputs and assumptions reflected in income	-	2,137,780
Balances at end of period	$-	$-